Long-Term Indebtedness (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Unsecured Loans From Banks And Insurance Companies
Debt Instrument [Line Items]
Loans, maturity year	2017	2017
Secured Loans From Banks Insurance Companies And Other Financial Institutions
Debt Instrument [Line Items]
Loans, maturity year	2014	2014